ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

Accrued expenses are summarized below:

	March 31, 2025	December 31, 2024

Compensation	$932,208	$1,079,839
Legal and professional	107,064	98,477
Clinical	287,258	160,371
Other	44,205	60,035
Total accrued expenses	$1,370,735	$1,398,722

Accrued expenses at December 31, 2024 and 2023, are summarized below:

	December 31,
	2024	2023

Compensation	$1,079,839	$857,037
Legal and professional	98,477	257,926
Clinical	160,371	15,350
Other	60,035	19,498
Total accrued expenses	$1,398,722	$1,149,811